Segments (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment			3
Net revenues	$ 49,851	$ 34,557	$ 92,531	$ 66,331
Operating income	(3,440)	1,934	(7,979)	4,456
Operating Segments | Licensing Segment
Segment Reporting Information [Line Items]
Net revenues	15,370	13,773	30,347	29,417
Operating income	11,064	9,560	21,645	20,675
Operating Segments | Direct To Consumer Segment
Segment Reporting Information [Line Items]
Net revenues	28,014	14,871	50,061	25,153
Operating income	(541)	227	1,134	(954)
Operating Segments | Digital Subscriptions And Content Segment
Segment Reporting Information [Line Items]
Net revenues	5,299	5,159	10,941	10,362
Operating income	2,436	2,218	5,481	4,635
Corporate
Segment Reporting Information [Line Items]
Operating income	(16,404)	(9,917)	(36,213)	(18,981)
All Other
Segment Reporting Information [Line Items]
Net revenues	1,168	754	1,182	1,399
Operating income	$ 5	$ (154)	$ (26)	$ (919)